Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 0.4%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	3,316	736
Albemarle Corp.	1,185	82
Ashland Global Holdings, Inc.	317	24
Cabot Corp.	701	32
Celanese Corp., Class A	1,745	213
Eastman Chemical Co.	2,912	215
Ecolab, Inc.	1,785	353
HB Fuller Co.	46	2
Innospec, Inc.	11	1
International Flavors & Fragrances, Inc.	1,385	170
Linde plc, (United Kingdom)	7,026	1,361
NewMarket Corp.	46	22
PolyOne Corp.	479	16
PPG Industries, Inc.	3,566	422
Quaker Chemical Corp.	4	1
RPM International, Inc.	1,477	102
Sensient Technologies Corp.	284	19
Sherwin-Williams Co. (The)	527	290
Valvoline, Inc.	1,451	32
Westlake Chemical Corp.	71	5

		4,098

Forest Products & Paper — 0.0% (g)
Domtar Corp.	1,520	55

Iron/Steel — 0.1%
Nucor Corp.	7,119	362
Reliance Steel & Aluminum Co.	819	82
Steel Dynamics, Inc.	3,682	110

		554

Mining — 0.0% (g)
Kaiser Aluminum Corp.	74	7
Royal Gold, Inc.	210	26

		33

Total Basic Materials		4,740

Communications — 21.0%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The)	10,174	220
Omnicom Group, Inc.	4,318	338

		558

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 19.7%
Alphabet, Inc., Class A (a)	41,910	51,178
Alphabet, Inc., Class C (a)	42,282	51,542
Amazon.com, Inc. (a)	37,028	64,277
Booking Holdings, Inc. (a)	3,788	7,434
CDW Corp.	838	103
eBay, Inc.	70,261	2,739
Expedia Group, Inc.	13,261	1,782
Facebook, Inc., Class A (a)	336,605	59,943
Symantec Corp.	58,839	1,390
TripAdvisor, Inc. (a)	14,670	568
Twitter, Inc. (a)	108,159	4,456

		245,412

Media — 0.4%
Comcast Corp., Class A	55,834	2,517
FactSet Research Systems, Inc.	187	46
John Wiley & Sons, Inc., Class A	424	19
Meredith Corp.	1,047	38
Nexstar Media Group, Inc., Class A	293	30
Sinclair Broadcast Group, Inc., Class A	329	14
Walt Disney Co. (The)	15,311	1,995

		4,659

Telecommunications — 0.9%
Cisco Systems, Inc.	79,780	3,942
Corning, Inc.	13,017	371
Motorola Solutions, Inc.	1,369	233
Telephone & Data Systems, Inc.	756	20
Verizon Communications, Inc.	101,513	6,127

		10,693

Total Communications		261,322

Consumer Cyclical — 1.8%
Airlines — 0.1%
Alaska Air Group, Inc.	1,421	93
Delta Air Lines, Inc.	11,166	643
Southwest Airlines Co.	4,170	225

		961

Apparel — 0.1%
Carter’s, Inc.	407	37
Hanesbrands, Inc.	7,552	116
NIKE, Inc., Class B	9,537	896
Oxford Industries, Inc.	17	1
VF Corp.	4,777	425

		1,475

Auto Manufacturers — 0.0% (g)
PACCAR, Inc.	5,394	378

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Auto Parts & Equipment — 0.0% (g)
Autoliv, Inc., (Sweden)	1,577	124
BorgWarner, Inc.	2,117	78
Goodyear Tire & Rubber Co. (The)	5,753	83
Lear Corp.	976	115

		400

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	27	1
Fastenal Co.	9,862	322
KAR Auction Services, Inc.	3,594	88
Pool Corp.	202	41
WW Grainger, Inc.	569	169

		621

Entertainment — 0.0% (g)
Marriott Vacations Worldwide Corp.	226	23

Food Service — 0.0% (g)
Aramark	1,216	53

Home Builders — 0.0% (g)
DR Horton, Inc.	2,309	122
Thor Industries, Inc.	647	36

		158

Home Furnishings — 0.0% (g)
Dolby Laboratories, Inc., Class A	174	11
Leggett & Platt, Inc.	2,756	113
Whirlpool Corp.	1,347	213

		337

Housewares — 0.0% (g)
Scotts Miracle-Gro Co. (The)	400	41
Toro Co. (The)	585	43

		84

Leisure Time — 0.1%
Brunswick Corp.	480	25
Harley-Davidson, Inc.	3,811	137
Polaris, Inc.	785	69
Royal Caribbean Cruises Ltd.	2,863	310

		541

Lodging — 0.1%
Marriott International, Inc., Class A	2,449	305
Wyndham Destinations, Inc.	2,049	94
Wyndham Hotels & Resorts, Inc.	979	51

		450

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	292	13
HNI Corp.	472	17

		30

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — 1.3%
Best Buy Co., Inc.	4,378	302
Big Lots, Inc.	502	12
Brinker International, Inc.	442	19
Casey’s General Stores, Inc.	69	11
Cheesecake Factory, Inc. (The)	401	17
Children’s Place, Inc. (The)	31	2
Costco Wholesale Corp.	2,746	791
Cracker Barrel Old Country Store, Inc.	371	60
Darden Restaurants, Inc.	2,055	243
Dick’s Sporting Goods, Inc.	732	30
Dillard’s, Inc., Class A	1	—	(h)
Domino’s Pizza, Inc.	193	47
Dunkin’ Brands Group, Inc.	793	63
Foot Locker, Inc.	2,233	96
Genuine Parts Co.	2,773	276
Home Depot, Inc. (The)	17,267	4,006
Kohl’s Corp.	5,091	253
Lowe’s Cos., Inc.	10,263	1,129
McDonald’s Corp.	11,517	2,473
MSC Industrial Direct Co., Inc., Class A	915	66
Nu Skin Enterprises, Inc., Class A	773	33
Papa John’s International, Inc.	23	1
Penske Automotive Group, Inc.	383	18
Ross Stores, Inc.	2,150	236
Signet Jewelers Ltd.	2,271	38
Starbucks Corp.	12,624	1,116
Target Corp.	8,315	889
Texas Roadhouse, Inc., Class A	646	34
Tiffany & Co.	1,507	140
TJX Cos., Inc. (The)	13,886	774
Tractor Supply Co.	875	79
Walgreens Boots Alliance, Inc.	15,847	877
Walmart, Inc.	17,607	2,090
Wendy’s Co. (The)	1,477	30
Williams-Sonoma, Inc.	1,149	78
Yum! Brands, Inc.	2,784	316

		16,645

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	381	14

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	1,573	187

Total Consumer Cyclical		22,357

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Non-cyclical — 33.5%
Agriculture — 4.4%
Altria Group, Inc.	517,141	21,151
Archer-Daniels-Midland Co.	13,726	564
Bunge Ltd.	2,957	167
Philip Morris International, Inc.	430,040	32,653

		54,535

Beverages — 5.6%
Brown-Forman Corp., Class A	86	5
Brown-Forman Corp., Class B	39,127	2,456
Coca-Cola Co. (The)	578,362	31,486
Constellation Brands, Inc., Class A	20,817	4,315
Molson Coors Brewing Co., Class B	23,641	1,359
Monster Beverage Corp. (a)	50,754	2,947
PepsiCo., Inc.	200,959	27,552

		70,120

Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc. (a)	35,429	3,470
Alnylam Pharmaceuticals, Inc. (a)	17,491	1,407
Amgen, Inc.	108,295	20,956
Biogen, Inc. (a)	30,634	7,132
BioMarin Pharmaceutical, Inc. (a)	28,293	1,907
Celgene Corp. (a)	111,428	11,065
Exact Sciences Corp. (a)	20,403	1,844
Gilead Sciences, Inc.	200,901	12,733
Incyte Corp. (a)	28,798	2,138
Ionis Pharmaceuticals, Inc. (a)	21,062	1,262
Nektar Therapeutics, Class A (a)	25,337	461
Regeneron Pharmaceuticals, Inc. (a)	12,765	3,541
Seattle Genetics, Inc. (a)	17,841	1,523
Vertex Pharmaceuticals, Inc. (a)	40,466	6,856

		76,295

Commercial Services — 0.2%
ABM Industries, Inc.	354	13
Automatic Data Processing, Inc.	5,453	880
Booz Allen Hamilton Holding Corp., Class A	943	67
Cintas Corp.	384	103
Healthcare Services Group, Inc.	662	16
Insperity, Inc.	114	11
ManpowerGroup, Inc.	756	64
MarketAxess Holdings, Inc.	85	28
Moody’s Corp.	1,315	269
Robert Half International, Inc.	1,331	74
Rollins, Inc.	584	20
S&P Global, Inc.	1,873	459
Sabre Corp.	3,369	76
Service Corp. International	1,408	67

		2,147

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	12,969	953
Estee Lauder Cos., Inc. (The), Class A	1,149	229
Inter Parfums, Inc.	8	1
Procter & Gamble Co. (The)	41,191	5,123

		6,306

Food — 0.3%
Calavo Growers, Inc.	6	1
Hershey Co. (The)	1,732	268
Hormel Foods Corp.	2,907	127
Ingredion, Inc.	1,121	92
J&J Snack Foods Corp.	19	4
JM Smucker Co. (The)	2,241	247
Kellogg Co.	5,502	354
Kroger Co. (The)	12,963	334
Lancaster Colony Corp.	101	14
McCormick & Co., Inc.	1,048	164
Mondelez International, Inc., Class A	18,098	1,001
Sysco Corp.	6,036	479
Tyson Foods, Inc., Class A	3,451	297

		3,382

Healthcare — Products — 0.4%
Abbott Laboratories	18,010	1,507
Baxter International, Inc.	2,926	256
Becton Dickinson & Co.	2,006	507
Danaher Corp.	2,178	314
DENTSPLY SIRONA, Inc.	655	35
Hill-Rom Holdings, Inc.	179	19
Medtronic plc, (Ireland)	18,383	1,997
Patterson Cos., Inc.	1,849	33
ResMed, Inc.	948	128
STERIS plc	387	56
Stryker Corp.	1,933	418
West Pharmaceutical Services, Inc.	63	9

		5,279

Healthcare — Services — 0.3%
Anthem, Inc.	2,068	497
Chemed Corp.	2	1
Encompass Health Corp.	730	46
Humana, Inc.	634	162
Quest Diagnostics, Inc.	1,630	174
UnitedHealth Group, Inc.	11,368	2,471

		3,351

Household Products/Wares — 0.1%
Avery Dennison Corp.	946	108
Church & Dwight Co., Inc.	1,772	133
Clorox Co. (The)	2,083	316
Kimberly-Clark Corp.	6,873	976
WD-40 Co.	6	1

		1,534

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — 15.6%
AbbVie, Inc.	292,848	22,175
Alkermes plc, (Ireland) (a)	24,790	484
Allergan plc	47,420	7,980
AmerisourceBergen Corp., Class A	1,641	135
Bristol-Myers Squibb Co.	271,678	13,777
Cardinal Health, Inc.	7,267	343
Eli Lilly & Co.	122,814	13,734
Johnson & Johnson	428,205	55,401
McKesson Corp.	1,275	174
Merck & Co., Inc.	415,197	34,951
Mylan NV (a)	74,574	1,475
Perrigo Co. plc, (Ireland)	20,525	1,147
Pfizer, Inc.	939,699	33,763
Sarepta Therapeutics, Inc. (a)	11,716	883
Zoetis, Inc., Class A	70,579	8,794

		195,216

Total Consumer Non-cyclical		418,165

Energy — 6.9%
Oil & Gas — 6.1%
Apache Corp.	46,701	1,196
Cabot Oil & Gas Corp.	51,971	913
Chevron Corp.	155,534	18,446
Cimarex Energy Co.	12,604	604
Concho Resources, Inc.	24,977	1,696
ConocoPhillips	137,899	7,858
Devon Energy Corp.	50,208	1,208
Diamondback Energy, Inc.	20,253	1,821
EOG Resources, Inc.	72,090	5,351
Exxon Mobil Corp.	235,885	16,656
Helmerich & Payne, Inc.	6,101	245
Hess Corp.	32,149	1,944
HollyFrontier Corp.	8,441	453
Marathon Oil Corp.	99,875	1,225
Marathon Petroleum Corp.	53,716	3,263
Noble Energy, Inc.	59,408	1,334
Occidental Petroleum Corp.	49,867	2,218
Phillips 66	35,196	3,604
Pioneer Natural Resources Co.	20,762	2,611
Valero Energy Corp.	35,117	2,993

		75,639

Oil & Gas Services — 0.4%
Baker Hughes a GE Co., Class A	36,190	840
Halliburton Co.	48,833	920
National Oilwell Varco, Inc.	21,514	456
Schlumberger Ltd.	77,103	2,635
TechnipFMC plc, (United Kingdom)	23,398	565

		5,416

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pipelines — 0.4%
Kinder Morgan, Inc.	108,539	2,237
ONEOK, Inc.	23,023	1,696
Williams Cos., Inc. (The)	67,570	1,626

		5,559

Total Energy		86,614

Financial — 13.8%
Banks — 12.4%
Associated Banc-Corp.	8,796	178
Atlantic Union Bankshares Corp.	4,061	151
BancFirst Corp.	2,157	120
BancorpSouth Bank	4,952	147
Bank of America Corp.	1,591,674	46,429
Bank of New York Mellon Corp. (The)	17,665	799
Bank OZK	6,205	169
Banner Corp.	476	27
BB&T Corp.	19,282	1,029
BOK Financial Corp.	1,825	144
Cathay General Bancorp	4,784	166
Citigroup, Inc.	440,760	30,448
Citizens Financial Group, Inc.	14,941	529
Columbia Banking System, Inc.	1,179	44
Comerica, Inc.	5,742	379
Commerce Bancshares, Inc.	2,842	172
Community Bank System, Inc.	779	48
Cullen/Frost Bankers, Inc.	2,497	221
CVB Financial Corp.	7,054	147
First Busey Corp.	5,109	129
First Financial Bankshares, Inc.	4,474	149
First Horizon National Corp.	13,504	219
First Interstate BancSystem, Inc., Class A	3,361	135
First Merchants Corp.	3,765	142
First Midwest Bancorp, Inc.	1,563	30
First Republic Bank	1,969	190
Glacier Bancorp, Inc.	1,374	56
Goldman Sachs Group, Inc. (The)	5,617	1,164
Home BancShares, Inc.	8,397	158
Hope Bancorp, Inc.	3,164	45
Huntington Bancshares, Inc.	33,682	481
Independent Bank Corp.	527	39
Independent Bank Group, Inc.	2,464	130
KeyCorp.	33,082	590
LegacyTexas Financial Group, Inc.	2,825	123
Morgan Stanley	29,136	1,243

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
NBT Bancorp, Inc.	656	24
Northern Trust Corp.	4,177	390
PNC Financial Services Group, Inc. (The)	9,975	1,398
Prosperity Bancshares, Inc.	2,517	178
Regions Financial Corp.	29,531	467
S&T Bancorp, Inc.	633	23
ServisFirst Bancshares, Inc.	3,677	122
Simmons First National Corp., Class A	1,579	39
South State Corp.	1,945	147
State Street Corp.	8,986	532
SunTrust Banks, Inc.	11,207	771
TCF Financial Corp.	5,681	216
Towne Bank	4,957	138
UMB Financial Corp.	2,143	138
US Bancorp	432,464	23,933
Webster Financial Corp.	4,175	196
Wells Fargo & Co.	769,060	38,791
WesBanco, Inc.	4,011	150
Westamerica Bancorporation	452	28
Wintrust Financial Corp.	2,204	142
Zions Bancorp NA	6,092	271

		154,464

Diversified Financial Services — 0.6%
Air Lease Corp., Class A	293	12
American Express Co.	6,811	805
Ameriprise Financial, Inc.	2,622	386
BlackRock, Inc., Class A	2,370	1,056
CME Group, Inc., Class A	3,791	801
Cohen & Steers, Inc.	34	2
Discover Financial Services	5,239	425
Eaton Vance Corp.	1,812	81
Evercore, Inc., Class A	522	42
Franklin Resources, Inc.	7,764	224
Intercontinental Exchange, Inc.	5,595	516
Mastercard, Inc., Class A	3,258	885
Nasdaq, Inc.	1,718	171
Raymond James Financial, Inc.	1,733	143
SEI Investments Co.	619	37
T Rowe Price Group, Inc.	4,820	551
TD Ameritrade Holding Corp.	4,822	225
Visa, Inc., Class A	7,093	1,220

		7,582

Insurance — 0.7%
Aflac, Inc.	12,257	641
Allstate Corp. (The)	5,087	553
American Financial Group, Inc.	577	62
Aon plc, (United Kingdom)	1,698	329

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Argo Group International Holdings Ltd., (Bermuda)	131	9
Arthur J Gallagher & Co.	2,169	194
Assurant, Inc.	1,043	131
Assured Guaranty Ltd., (Bermuda)	639	28
Axis Capital Holdings Ltd., (Bermuda)	1,114	74
Brown & Brown, Inc.	893	32
Chubb Ltd., (Switzerland)	6,289	1,015
Cincinnati Financial Corp.	2,050	239
CNO Financial Group, Inc.	1,582	25
Erie Indemnity Co., Class A	139	26
Everest Re Group Ltd., (Bermuda)	519	138
Fidelity National Financial, Inc.	6,146	273
First American Financial Corp.	1,755	104
Globe Life, Inc.	1,140	109
Hanover Insurance Group, Inc. (The)	353	48
Hartford Financial Services Group, Inc. (The)	6,552	397
Horace Mann Educators Corp.	194	9
Lincoln National Corp.	4,048	244
Marsh & McLennan Cos., Inc.	6,792	680
MetLife, Inc.	25,063	1,182
Old Republic International Corp.	5,724	135
Primerica, Inc.	158	20
Prudential Financial, Inc.	13,247	1,192
Reinsurance Group of America, Inc., Class A	1,106	177
RenaissanceRe Holdings Ltd., (Bermuda)	107	21
RLI Corp.	43	4
Selective Insurance Group, Inc.	156	12
Travelers Cos., Inc. (The)	4,565	679
Unum Group	6,228	185
WR Berkley Corp.	317	23

		8,990

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	2,064	45

Real Estate — 0.0% (g)
Jones Lang LaSalle, Inc.	63	9

Savings & Loans — 0.1%
Investors Bancorp, Inc.	15,025	171
Northwest Bancshares, Inc.	2,159	35
Provident Financial Services, Inc.	4,898	120
Washington Federal, Inc.	4,022	149
WSFS Financial Corp.	2,767	122

		597

Total Financial		171,687

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Industrial — 4.7%
Aerospace/Defense — 3.1%
Arconic, Inc.	18,153	472
Boeing Co. (The)	32,533	12,378
General Dynamics Corp.	14,700	2,686
L3Harris Technologies, Inc.	12,282	2,563
Lockheed Martin Corp.	15,586	6,079
Northrop Grumman Corp.	8,986	3,368
Raytheon Co.	16,723	3,281
TransDigm Group, Inc.	2,326	1,211
United Technologies Corp.	49,935	6,817

		38,855

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	1,105	60
Johnson Controls International plc	13,202	579
Lennox International, Inc.	213	52
Masco Corp.	1,673	70
MDU Resources Group, Inc.	3,043	86
Owens Corning	827	52
Simpson Manufacturing Co., Inc.	52	4
Vulcan Materials Co.	607	92

		995

Electrical Components & Equipments — 0.1%
Emerson Electric Co.	13,711	917
Hubbell, Inc., Class B	731	96
Littelfuse, Inc.	71	12

		1,025

Electronics — 0.2%
Allegion plc, (Ireland)	477	49
Amphenol Corp., Class A	1,758	170
Brady Corp., Class A	179	9
FLIR Systems, Inc.	820	43
Gentex Corp.	2,053	57
Honeywell International, Inc.	9,752	1,650
National Instruments Corp.	1,157	49
nVent Electric plc, (United Kingdom)	2,317	51
SYNNEX Corp.	229	26
TE Connectivity Ltd., (Switzerland)	4,470	416
Watts Water Technologies, Inc., Class A	17	2

		2,522

Engineering & Construction — 0.0% (g)
Exponent, Inc.	17	1

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	1,394	53
Republic Services, Inc., Class A	2,364	204
Tetra Tech, Inc.	55	5
Waste Management, Inc.	5,150	592

		854

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.0% (g)
Franklin Electric Co., Inc.	15	1
Lincoln Electric Holdings, Inc.	635	55
MSA Safety, Inc.	149	16
Regal Beloit Corp.	181	13
Snap-on, Inc.	733	115
Stanley Black & Decker, Inc.	1,835	265

		465

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.	351	20
Caterpillar, Inc.	12,378	1,564
Oshkosh Corp.	399	30
Terex Corp.	46	1

		1,615

Machinery — Diversified — 0.1%
AGCO Corp.	99	7
Altra Industrial Motion Corp.	359	10
Applied Industrial Technologies, Inc.	180	10
Cummins, Inc.	3,571	581
Dover Corp.	1,732	172
Graco, Inc.	1,032	48
IDEX Corp.	481	79
Nordson Corp.	214	31
Rockwell Automation, Inc.	1,982	327
Roper Technologies, Inc.	297	106
Wabtec Corp.	512	37
Xylem, Inc.	1,184	94

		1,502

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	672	30
Worthington Industries, Inc.	116	4

		34

Miscellaneous Manufacturers — 0.4%
3M Co.	13,197	2,170
AO Smith Corp.	1,159	55
AptarGroup, Inc.	349	41
Carlisle Cos., Inc.	373	54
Donaldson Co., Inc.	968	50
Eaton Corp. plc	10,171	846
Hillenbrand, Inc.	452	14
Illinois Tool Works, Inc.	5,554	869
Ingersoll-Rand plc	3,090	381
ITT, Inc.	267	16
Textron, Inc.	10,799	529
Trinity Industries, Inc.	2,066	41

		5,066

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	49,405	482
Packaging Corp. of America	1,621	172
Silgan Holdings, Inc.	80	2
Sonoco Products Co.	1,526	89
WestRock Co.	7,583	276

		1,021

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	2,274	482

Transportation — 0.4%
CH Robinson Worldwide, Inc.	2,087	177
CSX Corp.	7,300	506
Expeditors International of Washington, Inc.	1,214	90
FedEx Corp.	2,442	355
JB Hunt Transport Services, Inc.	480	53
Kansas City Southern	569	76
Ryder System, Inc.	1,018	53
Union Pacific Corp.	11,358	1,840
United Parcel Service, Inc., Class B	14,889	1,784

		4,934

Trucking & Leasing — 0.0% (g)
GATX Corp.	274	21
Greenbrier Cos., Inc. (The)	59	2

		23

Total Industrial		59,394

Technology — 16.8%
Computers — 2.0%
Accenture plc, (Ireland), Class A	6,906	1,328
Apple, Inc.	94,504	21,166
Fortinet, Inc. (a)	14,686	1,127
Hewlett Packard Enterprise Co.	20,200	307
HP, Inc.	22,928	434
NetApp, Inc.	8,843	464
Seagate Technology plc	3,663	197
Western Digital Corp.	4,580	273

		25,296

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	6,349	190

Semiconductors — 0.6%
Analog Devices, Inc.	4,505	503
AVX Corp.	38	1
Broadcom, Inc.	9,296	2,566
KLA Corp.	2,064	329
Lam Research Corp.	1,937	448
Maxim Integrated Products, Inc.	5,391	312
Microchip Technology, Inc.	2,180	202

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
MKS Instruments, Inc.	97	9
NVIDIA Corp.	1,384	241
Power Integrations, Inc.	12	1
Skyworks Solutions, Inc.	2,118	168
Texas Instruments, Inc.	15,505	2,004
Xilinx, Inc.	2,158	207

		6,991

Software — 14.2%
Activision Blizzard, Inc.	2,988	158
Adobe, Inc. (a)	50,234	13,877
ANSYS, Inc. (a)	8,703	1,926
Autodesk, Inc. (a)	22,723	3,356
Broadridge Financial Solutions, Inc.	1,154	144
Cadence Design Systems, Inc. (a)	28,991	1,916
Citrix Systems, Inc.	12,733	1,229
Fidelity National Information Services, Inc.	4,125	548
Intuit, Inc.	28,038	7,456
j2 Global, Inc.	390	35
Jack Henry & Associates, Inc.	440	64
Microsoft Corp.	837,813	116,481
MSCI, Inc., Class A	596	130
Oracle Corp.	255,459	14,058
salesforce.com, Inc. (a)	90,754	13,472
Synopsys, Inc. (a)	15,552	2,135

		176,985

Total Technology		209,462

Utilities — 0.8%
Electric — 0.7%
AES Corp.	14,415	236
ALLETE, Inc.	693	61
Alliant Energy Corp.	3,899	210
American Electric Power Co., Inc.	10,554	989
Avista Corp.	979	47
Black Hills Corp.	707	54
CenterPoint Energy, Inc.	11,764	355
CMS Energy Corp.	4,323	276
Consolidated Edison, Inc.	7,752	732
DTE Energy Co.	3,479	463
El Paso Electric Co.	301	20
Evergy, Inc.	4,363	290
Eversource Energy	5,821	498
IDACORP, Inc.	591	67
MGE Energy, Inc.	187	15
NextEra Energy, Inc.	7,584	1,767
NorthWestern Corp.	796	60
OGE Energy Corp.	3,946	179
Ormat Technologies, Inc.	15	1

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Otter Tail Corp.	314	17
Pinnacle West Capital Corp.	2,123	206
PNM Resources, Inc.	827	43
Portland General Electric Co.	1,258	71
Public Service Enterprise Group, Inc.	10,386	645
Sempra Energy	4,704	694
WEC Energy Group, Inc.	5,121	487
Xcel Energy, Inc.	10,276	667

		9,150

Gas — 0.1%
Atmos Energy Corp.	1,293	147
National Fuel Gas Co.	1,523	72
New Jersey Resources Corp.	1,072	49
NiSource, Inc.	6,044	181
South Jersey Industries, Inc.	1,472	48
Southwest Gas Holdings, Inc.	640	58
Spire, Inc.	690	60
UGI Corp.	3,227	162

		777

Water — 0.0% (g)
American States Water Co.	114	10
American Water Works Co., Inc.	1,787	222
Aqua America, Inc.	2,619	118
California Water Service Group	63	3

		353

Total Utilities		10,280

Total Common Stocks (Cost $1,245,263)		1,244,021

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
BNP Paribas SA, 1.25%, 10/01/2019	170	170
Brown Brothers Harriman, 1.25%, 10/01/2019	8	8
Citibank NA, 1.25%, 10/01/2019	2,022	2,022

Total Short-Term Investments
(Cost $2,200)		2,200

Total Investments — 99.9% (Cost $1,247,463)*		1,246,221
Other Assets in Excess of Liabilities — 0.1%		1,034

NET ASSETS — 100.0%		$1,247,255

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares and Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	1	12/2019	USD	79	(3)
NASDAQ 100 E-mini Index	2	12/2019	USD	317	(6)
S&P 500 E-mini Index	11	12/2019	USD	1,645	(7)
Micro E-mini S&P 500 Index	39	12/2019	USD	582	(1)

Total unrealized appreciation (depreciation)					(17)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, September 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	19.7%
Pharmaceuticals	15.6%
Software	14.2%
Banks	12.4%
Biotechnology	6.1%
Oil & Gas	6.1%
Beverages	5.6%
Agriculture	4.4%
Aerospace/Defense	3.1%
Computers	2.0%
Retail	1.3%
Others (Each less than 1.0%)	9.3%
Short-Term Investments	0.2%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.9%
Australia — 0.1%
BHP Group plc	27,677	591
MMG Ltd. (a)	244,000	58

		649

Austria — 0.3%
ANDRITZ AG	962	39
Erste Group Bank AG	3,943	130
OMV AG	35,373	1,896
Raiffeisen Bank International AG	1,975	46
Verbund AG	891	49
voestalpine AG	1,466	34

		2,194

Belgium — 2.2%
Ageas	27,702	1,536
Anheuser-Busch InBev SA	110,888	10,554
Colruyt SA	774	42
Groupe Bruxelles Lambert SA	1,056	101
KBC Group NV	3,272	213
Proximus SADP	1,985	59
Solvay SA	971	101
Telenet Group Holding NV	606	29
Titan Cement International SA (a)	6,593	137
UCB SA	11,210	813
Umicore SA	35,271	1,333

		14,918

Brazil — 0.2%
Ambev SA	15,401	71
BB Seguridade Participacoes SA	27,792	234
Equatorial Energia SA	14,476	350
Hypera SA	21,951	177
IRB Brasil Resseguros S/A	4,110	37

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
Magazine Luiza SA	12,720	114
Raia Drogasil SA	1,917	44
Rumo SA (a)	16,488	97
Sul America SA	5,728	66

		1,190

Canada — 4.1%
Agnico Eagle Mines Ltd.	4,625	248
Air Canada, Class B (a)	2,592	85
Alimentation Couche-Tard, Inc., Class B	17,260	529
AltaGas Ltd.	5,440	80
Atco Ltd., Class I	1,487	54
Aurora Cannabis, Inc. (a)	13,932	61
Bank of Montreal	12,586	927
Bank of Nova Scotia (The)	24,058	1,366
Barrick Gold Corp.	35,045	606
BCE, Inc.	3,012	146
BlackBerry Ltd. (a)	10,350	54
Bombardier, Inc., Class B (a)	42,230	57
Brookfield Asset Management, Inc., Class A	17,544	932
CAE, Inc.	5,229	133
Cameco Corp.	7,890	75
Canadian Imperial Bank of Commerce	8,774	724
Canadian National Railway Co.	14,232	1,278
Canadian Natural Resources Ltd.	23,592	628
Canadian Pacific Railway Ltd.	2,754	612
Canadian Tire Corp. Ltd., Class A	1,149	129
Canadian Utilities Ltd., Class A	2,559	75
Canopy Growth Corp. (a)	4,066	93
CCL Industries, Inc., Class B	2,938	118
Cenovus Energy, Inc.	20,605	193
CGI, Inc. (a)	4,841	383
CI Financial Corp.	4,580	67
Constellation Software, Inc.	395	394
Cronos Group, Inc. (a)	3,619	33
Dollarama, Inc.	5,912	212
Emera, Inc.	4,705	207
Empire Co. Ltd., Class A	3,440	93
Enbridge, Inc.	39,840	1,398
Encana Corp.	25,610	117
Fairfax Financial Holdings Ltd.	541	238
First Capital Realty, Inc.	3,487	58
First Quantum Minerals Ltd.	13,694	115
Fortis, Inc.	8,489	359
Franco-Nevada Corp.	3,693	336
George Weston Ltd.	1,517	128
Gildan Activewear, Inc., Class A	4,091	145
Great-West Lifeco, Inc.	5,510	132

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
H&R Real Estate Investment Trust	2,755	48
Husky Energy, Inc.	6,956	49
Hydro One Ltd. (e)	6,475	120
iA Financial Corp., Inc.	2,073	94
IGM Financial, Inc.	1,662	47
Imperial Oil Ltd.	5,327	139
Intact Financial Corp.	2,744	276
Inter Pipeline Ltd.	7,996	140
Keyera Corp.	4,199	102
Kinross Gold Corp. (a)	24,666	114
Kirkland Lake Gold Ltd.	3,896	175
Loblaw Cos. Ltd.	3,635	207
Lundin Mining Corp.	13,182	62
Magna International, Inc.	6,046	322
Manulife Financial Corp.	38,740	711
Methanex Corp.	1,279	45
Metro, Inc.	5,001	220
National Bank of Canada	6,624	330
Nutrien Ltd.	11,521	574
Onex Corp.	1,676	104
Open Text Corp.	5,302	216
Pembina Pipeline Corp.	10,061	373
Power Corp. of Canada	5,963	137
Power Financial Corp.	5,241	121
PrairieSky Royalty Ltd.	4,125	58
Quebecor, Inc., Class B	3,525	80
Restaurant Brands International, Inc.	4,751	338
RioCan Real Estate Investment Trust	2,970	59
Rogers Communications, Inc., Class B	7,106	346
Royal Bank of Canada	28,270	2,293
Saputo, Inc.	4,615	142
Shaw Communications, Inc., Class B	9,193	181
Shopify, Inc., Class A (a)	1,957	609
SmartCentres Real Estate Investment Trust	1,374	34
SNC-Lavalin Group, Inc.	3,484	49
Stars Group, Inc. (The) (a)	4,534	68
Sun Life Financial, Inc.	11,689	523
Suncor Energy, Inc.	30,996	978
TC Energy Corp.	18,288	947
Teck Resources Ltd., Class B	9,938	161
TELUS Corp.	3,926	140
Thomson Reuters Corp.	3,951	264
Toronto-Dominion Bank (The)	36,017	2,100
Tourmaline Oil Corp.	5,126	51
Vermilion Energy, Inc.	3,042	51
West Fraser Timber Co. Ltd.	1,070	43
Wheaton Precious Metals Corp.	8,771	230
WSP Global, Inc.	2,076	121

		28,210

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Chile — 0.2%
Aguas Andinas SA, Class A	355,201	194
Antofagasta plc	5,480	61
Banco de Chile	5,421,132	759
Banco de Credito e Inversiones SA	1,148	72
Cia Cervecerias Unidas SA	2,215	25
Colbun SA	256,581	46
Enel Americas SA	263,966	48
SACI Falabella	59,882	335

		1,540

China — 2.7%
3SBio, Inc. (a) (e)	120,000	198
51job, Inc., ADR (a)	2,757	204
Agricultural Bank of China Ltd., Class A	132,300	64
Agricultural Bank of China Ltd., Class H	924,000	362
Alibaba Group Holding Ltd., ADR (a)	3,874	648
ANTA Sports Products Ltd.	31,000	256
Autohome, Inc., ADR (a)	254	21
Baidu, Inc., ADR (a)	1,876	193
Bank of Beijing Co. Ltd., Class A	117,300	88
Bank of China Ltd., Class A	131,100	66
Bank of China Ltd., Class H	1,231,000	483
Bank of Communications Co. Ltd., Class A	188,400	144
Bank of Communications Co. Ltd., Class H	143,000	93
Bank of Hangzhou Co. Ltd., Class A	26,400	31
Bank of Jiangsu Co. Ltd., Class A	74,800	70
Bank of Nanjing Co. Ltd., Class A	29,900	36
Bank of Ningbo Co. Ltd., Class A	17,800	63
Bank of Shanghai Co. Ltd., Class A	50,500	66
Baozun, Inc., ADR (a)	3,824	163
BeiGene Ltd., ADR (a)	3,456	423
Beijing Capital International Airport Co. Ltd., Class H	94,000	80
BOE Technology Group Co. Ltd., Class A	65,000	34
CGN Power Co. Ltd., Class H (e)	742,000	188
China Aoyuan Group Ltd.	113,000	128
China CITIC Bank Corp. Ltd., Class H	228,000	122
China Conch Venture Holdings Ltd.	156,000	577
China Construction Bank Corp., Class H	58,000	44
China Everbright Bank Co. Ltd., Class H	204,000	87
China International Travel Service Corp. Ltd., Class A	2,300	30
China Life Insurance Co. Ltd., Class H	19,000	44
China Medical System Holdings Ltd.	128,000	152
China Minsheng Banking Corp. Ltd., Class A	164,100	138
China Oriental Group Co. Ltd.	112,000	39
China Pacific Insurance Group Co. Ltd., Class A	7,900	39

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
China Petroleum & Chemical Corp., Class H	590,000	349
China Railway Signal & Communication Corp. Ltd., Class H (e)	318,000	197
China Reinsurance Group Corp., Class H	1,223,000	198
China Resources Pharmaceutical Group Ltd. (e)	119,500	112
China Shenhua Energy Co. Ltd., Class A	28,800	76
China Shipbuilding Industry Group Power Co. Ltd., Class A (a)	9,100	29
China Telecom Corp. Ltd., Class H	1,128,000	514
China Tower Corp. Ltd., Class H (e)	196,000	44
China Yangtze Power Co. Ltd., Class A	93,701	239
China Zhongwang Holdings Ltd.	158,000	64
CIFI Holdings Group Co. Ltd.	262,000	153
CNOOC Ltd.	22,000	34
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	214,000	95
CRRC Corp. Ltd., Class H	115,000	80
Ctrip.com International Ltd., ADR (a)	678	20
Dali Foods Group Co. Ltd. (e)	57,500	35
Daqin Railway Co. Ltd., Class A	95,400	101
Dongfeng Motor Group Co. Ltd., Class H	142,000	135
ENN Energy Holdings Ltd.	8,300	86
Future Land Development Holdings Ltd.	172,000	150
Fuyao Glass Industry Group Co. Ltd., Class A	12,000	36
Fuyao Glass Industry Group Co. Ltd., Class H (e)	12,000	33
GD Power Development Co. Ltd., Class A	118,600	40
GDS Holdings Ltd., ADR (a)	5,797	232
Genscript Biotech Corp. (a)	88,000	169
GOME Retail Holdings Ltd. (a)	1,958,000	177
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,300	26
Greentown Service Group Co. Ltd.	108,000	106
Haitian International Holdings Ltd.	63,000	129
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	15,500	70
Henan Shuanghui Investment & Development Co. Ltd., Class A	15,600	54
Hengan International Group Co. Ltd.	30,000	197
HengTen Networks Group Ltd. (a)	1,972,000	30
Hua Hong Semiconductor Ltd. (e)	45,000	90
Huadian Power International Corp. Ltd., Class H	86,000	33
Huaneng Power International, Inc., Class H	368,000	177
Huaneng Renewables Corp. Ltd., Class H (bb)	430,000	146
Huaxia Bank Co. Ltd., Class A	82,400	85
Industrial & Commercial Bank of China Ltd., Class H	431,000	289
Industrial Bank Co. Ltd., Class A	71,800	177
Inner Mongolia Yitai Coal Co. Ltd., Class B	235,200	216
Jiangsu Expressway Co. Ltd., Class H	260,000	330
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,400	84
Kaisa Group Holdings Ltd.	236,000	104
Kingdee International Software Group Co. Ltd.	220,000	232

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
Kingsoft Corp. Ltd. (a)	78,000	165
Kweichow Moutai Co. Ltd., Class A	400	64
KWG Group Holdings Ltd. (a)	122,000	107
Lenovo Group Ltd.	370,000	247
Li Ning Co. Ltd.	188,000	539
Luye Pharma Group Ltd. (e)	107,500	77
NetEase, Inc., ADR	706	188
New Oriental Education & Technology Group, Inc., ADR (a)	2,147	238
Noah Holdings Ltd., ADR (a)	3,173	93
PetroChina Co. Ltd., Class A	38,300	33
PetroChina Co. Ltd., Class H	534,000	274
Ping An Insurance Group Co. of China Ltd., Class H	11,000	126
SAIC Motor Corp. Ltd., Class A	17,200	57
SDIC Power Holdings Co. Ltd., Class A	45,300	57
Semiconductor Manufacturing International Corp. (a)	291,500	365
Shandong Gold Mining Co. Ltd., Class A	16,780	79
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	336,000	346
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	235,740	265
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	40,700	74
Shanghai Pudong Development Bank Co. Ltd., Class A	102,200	170
Shenzhou International Group Holdings Ltd.	31,400	410
Shui On Land Ltd.	348,000	69
Sichuan Chuantou Energy Co. Ltd., Class A	26,500	37
Sihuan Pharmaceutical Holdings Group Ltd.	370,000	56
Sino-Ocean Group Holding Ltd.	290,000	99
Sinopec Shanghai Petrochemical Co. Ltd., Class A	37,000	22
Sinopec Shanghai Petrochemical Co. Ltd., Class H	186,000	54
Sinopharm Group Co. Ltd., Class H	28,400	89
Sinotrans Ltd., Class H	205,000	64
Sinotruk Hong Kong Ltd.	67,000	99
SOHO China Ltd.	185,000	53
Songcheng Performance Development Co. Ltd., Class A	8,500	33
Suning.com Co. Ltd., Class A	34,100	49
TAL Education Group, ADR (a)	2,511	86
Tencent Holdings Ltd.	5,000	209
Tong Ren Tang Technologies Co. Ltd., Class H	53,000	48
TravelSky Technology Ltd., Class H	20,000	42
Uni-President China Holdings Ltd.	125,000	135
Want Want China Holdings Ltd.	50,000	40
Wens Foodstuffs Group Co. Ltd., Class A	17,000	89
Xinyi Solar Holdings Ltd.	304,000	183
Yangzijiang Shipbuilding Holdings Ltd.	248,400	173
Yihai International Holding Ltd. (a)	45,000	267
Yum China Holdings, Inc.	10,224	464
Yunnan Baiyao Group Co. Ltd., Class A	3,200	34
Yuzhou Properties Co. Ltd.	159,000	63

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
YY, Inc., ADR (a)	5,441	306
Zhaojin Mining Industry Co. Ltd., Class H	319,000	368
Zhongsheng Group Holdings Ltd.	53,500	169
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,700	24
Zijin Mining Group Co. Ltd., Class A	80,800	37
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	38,700	31
ZTE Corp., Class H (a)	21,000	56
ZTO Express Cayman, Inc., ADR	1,338	29

		18,898

Colombia — 0.0% (g)
Grupo Argos SA	6,204	30

Czech Republic — 0.0% (g)
CEZ AS	1,556	34
Komercni banka as	3,791	128
Moneta Money Bank AS (e)	26,884	83

		245

Denmark — 2.3%
AP Moller—Maersk A/S, Class A	51	54
AP Moller—Maersk A/S, Class B	84	95
Carlsberg A/S, Class B	15,564	2,300
Chr Hansen Holding A/S	18,872	1,599
Coloplast A/S, Class B	1,557	187
Danske Bank A/S	8,439	117
Demant A/S (a)	1,474	38
DSV A/S	2,859	272
Genmab A/S (a)	851	173
H Lundbeck A/S	6,201	206
ISS A/S	2,053	51
Novo Nordisk A/S, Class B	156,821	8,104
Novozymes A/S, Class B	38,102	1,603
Orsted A/S (e)	2,479	230
Pandora A/S	1,384	55
Tryg A/S	18,631	534
Vestas Wind Systems A/S	2,476	192

		15,810

Egypt — 0.0% (g)
Commercial International Bank Egypt SAE, GDR	44,959	215

Finland — 0.7%
Elisa OYJ	1,864	96
Fortum OYJ	5,820	138
Kone OYJ, Class B	4,454	253
Metso OYJ	1,377	51
Neste OYJ	5,544	183
Nokia OYJ	73,855	373

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Nokian Renkaat OYJ	1,692	48
Nordea Bank Abp	42,457	301
Orion OYJ, Class B	9,285	346
Sampo OYJ, Class A	68,846	2,735
Stora Enso OYJ, Class R	7,955	96
UPM-Kymmene OYJ	6,994	207
Wartsila OYJ Abp	5,948	67

		4,894

France — 12.1%
Accor SA	2,454	102
Aeroports de Paris	394	70
Air Liquide SA	5,660	806
Airbus SE	7,677	997
Alstom SA	2,486	103
Amundi SA (e)	837	58
Arkema SA	873	81
Atos SE	1,272	90
AXA SA	300,892	7,683
BioMerieux	558	46
BNP Paribas SA	14,834	721
Bollore SA	12,131	50
Bouygues SA	3,000	120
Bureau Veritas SA	3,704	89
Capgemini SE	2,083	245
Carrefour SA	7,757	136
Casino Guichard Perrachon SA	709	34
Cie de Saint-Gobain	6,446	253
Cie Generale des Etablissements Michelin SCA	2,239	249
CNP Assurances	26,384	510
Covivio	600	63
Credit Agricole SA	15,025	182
Danone SA	89,825	7,912
Dassault Aviation SA	33	47
Dassault Systemes SE	1,723	245
Edenred	3,137	150
Eiffage SA	1,051	109
Electricite de France SA	7,790	87
Engie SA	23,935	391
EssilorLuxottica SA	3,714	535
Eurazeo SE	505	38
Eutelsat Communications SA	2,412	45
Faurecia SE	1,068	51
Gecina SA	600	94
Getlink SE	5,627	84
Hermes International	415	287
ICADE	376	34
Iliad SA	358	34

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Imerys SA	495	20
Ingenico Group SA	820	80
Ipsen SA	3,359	319
JCDecaux SA	923	25
Kering SA	1,003	511
Klepierre SA	2,618	89
Legrand SA	3,496	249
L’Oreal SA	24,659	6,896
LVMH Moet Hennessy Louis Vuitton SE	3,652	1,449
Natixis SA	12,995	54
Orange SA	26,144	409
Pernod Ricard SA	30,890	5,498
Peugeot SA	7,707	192
Publicis Groupe SA	2,775	137
Remy Cointreau SA	3,290	437
Renault SA	2,519	145
Safran SA	4,319	680
Sanofi	99,715	9,237
Sartorius Stedim Biotech	353	49
Schneider Electric SE	7,230	632
SCOR SE	24,673	1,019
SEB SA	307	47
Societe BIC SA	362	24
Societe Generale SA	10,058	276
Sodexo SA	1,159	130
Suez	4,566	72
Teleperformance	765	166
Thales SA	1,396	160
TOTAL SA	573,476	29,859
Ubisoft Entertainment SA (a)	1,087	78
Unibail—Rodamco-Westfield	1,813	264
Valeo SA	3,087	100
Veolia Environnement SA	7,044	178
Vinci SA	6,729	725
Vivendi SA	12,011	329
Wendel SA	354	49
Worldline SA (a) (e)	1,115	70

		83,485

Germany — 6.9%
1&1 Drillisch AG	736	23
adidas AG	2,380	741
Allianz SE (Registered)	65,877	15,334
Axel Springer SE (a)	651	45
BASF SE	12,100	846
Bayer AG (Registered)	82,691	5,826
Bayerische Motoren Werke AG	4,339	306
Beiersdorf AG	9,830	1,159

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Brenntag AG	2,025	98
Carl Zeiss Meditec AG	527	60
Commerzbank AG	13,550	78
Continental AG	1,442	185
Covestro AG (e)	31,025	1,535
Daimler AG (Registered)	12,010	597
Delivery Hero SE (a) (e)	1,520	68
Deutsche Bank AG (Registered)	25,729	192
Deutsche Boerse AG	2,491	389
Deutsche Lufthansa AG (Registered)	3,239	51
Deutsche Post AG (Registered)	12,963	432
Deutsche Telekom AG (Registered)	43,940	737
Deutsche Wohnen SE	4,678	171
E.ON SE	28,844	280
Evonik Industries AG	33,266	821
Fraport AG Frankfurt Airport Services Worldwide	561	48
Fresenius Medical Care AG & Co. KGaA	2,824	190
Fresenius SE & Co. KGaA	5,469	256
GEA Group AG	1,945	52
H&R GmbH & Co. KGaA (a)	2,196	15
Hannover Rueck SE	9,356	1,581
HeidelbergCement AG	1,950	141
Henkel AG & Co. KGaA	10,126	927
HOCHTIEF AG	330	38
HUGO BOSS AG	862	46
Infineon Technologies AG	16,383	294
KION Group AG	859	45
Knorr-Bremse AG	633	60
LANXESS AG	1,154	71
Merck KGaA	11,462	1,291
METRO AG	2,336	37
MTU Aero Engines AG	681	181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,412	5,789
Puma SE	1,065	82
RWE AG	7,168	224
SAP SE	12,919	1,520
Siemens AG (Registered)	10,056	1,076
Siemens Healthineers AG (e)	2,052	81
Symrise AG, Class A	22,960	2,232
Telefonica Deutschland Holding AG	11,345	32
thyssenkrupp AG	5,303	73
TUI AG	5,723	66
Uniper SE	2,633	86
United Internet AG (Registered)	1,542	55
Volkswagen AG	434	75
Vonovia SE	6,655	338
Wirecard AG	1,538	246
Zalando SE (a) (e)	1,804	82

		47,304

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Greece — 0.0% (g)
Hellenic Telecommunications Organization SA	4,262	59
JUMBO SA	2,088	40
Motor Oil Hellas Corinth Refineries SA	3,944	92
OPAP SA	5,100	52

		243

Hong Kong — 2.2%
Alibaba Pictures Group Ltd. (a)	1,390,000	225
ASM Pacific Technology Ltd.	29,400	359
Bank of East Asia Ltd. (The)	124,000	305
Bosideng International Holdings Ltd.	302,000	129
China Agri-Industries Holdings Ltd.	237,000	77
China Education Group Holdings Ltd.	60,000	88
China Everbright Ltd.	94,000	110
China First Capital Group Ltd. (a)	398,000	116
China Gas Holdings Ltd.	25,200	97
China Jinmao Holdings Group Ltd.	502,000	288
China Mengniu Dairy Co. Ltd. (a)	34,000	127
China Merchants Port Holdings Co. Ltd.	14,000	21
China Mobile Ltd.	93,000	770
China Power International Development Ltd.	426,000	89
China Resources Beer Holdings Co. Ltd.	52,000	276
China Resources Gas Group Ltd.	28,000	139
China Resources Power Holdings Co. Ltd.	40,000	49
China Traditional Chinese Medicine Holdings Co. Ltd.	212,000	97
China Unicom Hong Kong Ltd.	32,000	34
CITIC Ltd.	168,000	212
COSCO SHIPPING Ports Ltd.	342,000	273
Dairy Farm International Holdings Ltd.	32,400	204
Far East Horizon Ltd.	212,000	197
Guangdong Investment Ltd.	430,000	842
Hang Lung Properties Ltd.	194,000	440
HK Electric Investments & HK Electric Investments Ltd.	257,000	245
HKT Trust & HKT Ltd.	369,000	585
Hutchison China MediTech Ltd., ADR (a)	8,680	155
Hysan Development Co. Ltd.	60,000	242
Kerry Properties Ltd.	62,500	192
Kingboard Holdings Ltd.	61,000	162
Kingboard Laminates Holdings Ltd.	100,000	90
Kunlun Energy Co. Ltd.	54,000	47
Lee & Man Paper Manufacturing Ltd.	197,000	107
Link REIT	202,000	2,228
Melco Resorts & Entertainment Ltd., ADR	20,246	393
New World Development Co. Ltd.	589,000	765

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — continued
NWS Holdings Ltd.	149,000	231
PCCW Ltd.	419,000	235
Shanghai Industrial Holdings Ltd.	47,000	88
Shanghai Industrial Urban Development Group Ltd.	43,000	5
Shangri-La Asia Ltd.	118,000	120
Shenzhen International Holdings Ltd.	119,500	229
Shenzhen Investment Ltd.	278,000	103
Sino Land Co. Ltd.	294,000	442
SJM Holdings Ltd.	189,000	180
SSY Group Ltd.	146,000	115
Sun Art Retail Group Ltd.	59,500	60
Techtronic Industries Co. Ltd.	131,500	915
Towngas China Co. Ltd. (a)	95,000	71
Vitasoy International Holdings Ltd.	72,000	292
Wharf Holdings Ltd. (The)	116,000	253
Wheelock & Co. Ltd.	79,000	450
Yue Yuen Industrial Holdings Ltd.	71,500	195
Yuexiu Property Co. Ltd.	650,000	141

		14,900

Hungary — 0.1%
MOL Hungarian Oil & Gas plc	16,880	159
OTP Bank Nyrt	2,223	93
Richter Gedeon Nyrt	13,934	225

		477

India — 1.5%
Ambuja Cements Ltd.	55,670	160
Ashok Leyland Ltd.	111,653	107
Asian Paints Ltd.	19,966	497
Bajaj Finance Ltd.	2,989	171
Bajaj Finserv Ltd.	1,447	174
Bharat Forge Ltd.	19,456	123
Bharti Infratel Ltd.	11,207	41
Britannia Industries Ltd.	5,050	210
Britannia Industries Ltd. (Corporate Action Shares) (bb)	5	2
Cipla Ltd.	3,990	24
Coal India Ltd.	8,465	24
Container Corp. Of India Ltd.	20,005	171
Dabur India Ltd.	65,957	415
Divi’s Laboratories Ltd.	7,678	181
Dr Reddy’s Laboratories Ltd.	11,785	449
Eicher Motors Ltd.	91	23
Glenmark Pharmaceuticals Ltd.	13,480	62
Havells India Ltd.	23,553	239
HCL Technologies Ltd.	21,920	334
Hindalco Industries Ltd.	111,752	302
Hindustan Unilever Ltd.	14,316	401
Housing Development Finance Corp. Ltd.	4,742	132
ICICI Lombard General Insurance Co. Ltd. (e)	12,902	219

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Indiabulls Housing Finance Ltd., ADR	26,955	98
Infosys Ltd.	50,258	568
InterGlobe Aviation Ltd. (e)	10,880	290
ITC Ltd.	7,950	29
LIC Housing Finance Ltd.	28,464	151
Lupin Ltd.	23,774	240
Mahindra & Mahindra Financial Services Ltd.	29,569	137
Marico Ltd.	84,734	471
Maruti Suzuki India Ltd.	386	36
Nestle India Ltd.	437	86
Page Industries Ltd.	532	170
Petronet LNG Ltd.	93,274	342
Pidilite Industries Ltd.	2,248	46
Piramal Enterprises Ltd.	8,456	195
Power Grid Corp. of India Ltd.	29,473	83
REC Ltd.	64,339	112
Reliance Industries Ltd.	8,625	163
Shriram Transport Finance Co. Ltd.	15,916	241
Sun Pharmaceutical Industries Ltd.	9,180	51
Tata Consultancy Services Ltd.	14,532	430
Tata Power Co. Ltd. (The)	106,992	94
Tech Mahindra Ltd.	22,220	225
Titan Co. Ltd.	7,890	142
United Spirits Ltd. (a)	28,160	265
UPL Ltd.	51,364	436
Wipro Ltd.	88,206	299
Yes Bank Ltd.	176,034	104
Zee Entertainment Enterprises Ltd.	56,324	210

		10,175

Indonesia — 0.5%
Adaro Energy Tbk. PT	1,360,300	124
Bank Central Asia Tbk. PT	433,500	927
Bank Tabungan Negara Persero Tbk. PT	425,100	59
Barito Pacific Tbk. PT	2,510,800	175
Bukit Asam Tbk. PT	291,700	46
Bumi Serpong Damai Tbk. PT (a)	698,700	68
Gudang Garam Tbk. PT	23,500	87
Hanjaya Mandala Sampoerna Tbk. PT	955,800	154
Indah Kiat Pulp & Paper Corp. Tbk. PT	255,300	116
Indofood CBP Sukses Makmur Tbk. PT	154,700	131
Indofood Sukses Makmur Tbk. PT	626,600	340
Jasa Marga Persero Tbk. PT	210,100	84
Pabrik Kertas Tjiwi Kimia Tbk. PT	130,500	97
Pakuwon Jati Tbk. PT	1,614,000	76
Semen Indonesia Persero Tbk. PT	287,600	234
Surya Citra Media Tbk. PT	742,400	61
Telekomunikasi Indonesia Persero Tbk. PT	1,221,700	369
Unilever Indonesia Tbk. PT	103,500	339

		3,487

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — 0.6%
AerCap Holdings NV (a)	1,646	90
AIB Group plc	10,653	32
Bank of Ireland Group plc	11,957	47
CRH plc	10,542	362
DCC plc	1,322	115
Experian plc	11,925	381
Flutter Entertainment plc	1,071	100
Kerry Group plc, Class A	23,044	2,695
Kingspan Group plc	2,012	98
Smurfit Kappa Group plc	2,942	88

		4,008

Isle of Man — 0.0% (g)
GVC Holdings plc	7,570	69

Italy — 2.5%
Assicurazioni Generali SpA	170,890	3,312
Atlantia SpA	6,493	157
Bio On SpA (a)	1,081	23
Davide Campari-Milano SpA	84,499	763
Enel SpA	106,914	799
ENI SpA	610,035	9,324
Ferrari NV	1,601	247
FinecoBank Banca Fineco SpA	7,824	83
Intesa Sanpaolo SpA	195,035	462
Leonardo SpA	5,126	60
Mediobanca Banca di Credito Finanziario SpA	7,943	87
Moncler SpA	2,335	83
Pirelli & C SpA (e)	4,998	30
Poste Italiane SpA (e)	81,331	924
Prysmian SpA	3,216	69
Recordati SpA	9,247	397
Snam SpA	27,912	141
Telecom Italia SpA (a)	120,053	68
Telecom Italia SpA	81,886	45
Terna Rete Elettrica Nazionale SpA	18,249	117
UniCredit SpA	26,340	310

		17,501

Luxembourg — 0.1%
ArcelorMittal	8,695	122
Aroundtown SA	11,918	98
Eurofins Scientific SE	151	70
Millicom International Cellular SA, SDR	888	43
Reinet Investments SCA	3,587	65
RTL Group SA	455	22
SES SA, Class A	4,624	84
Tenaris SA	6,328	67

		571

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Macau — 0.1%
MGM China Holdings Ltd.	92,800	144
Wynn Macau Ltd.	150,800	294

		438

Malaysia — 0.8%
AirAsia Group Bhd.	151,400	64
Alliance Bank Malaysia Bhd.	92,700	63
AMMB Holdings Bhd.	166,800	165
British American Tobacco Malaysia Bhd.	12,800	58
DiGi.Com Bhd.	48,000	54
Fraser & Neave Holdings Bhd.	30,800	257
Gamuda Bhd.	170,000	150
Genting Plantations Bhd.	27,900	66
HAP Seng Consolidated Bhd.	89,000	210
Hartalega Holdings Bhd.	145,600	182
Hong Leong Bank Bhd.	102,100	399
IHH Healthcare Bhd.	187,400	254
IJM Corp. Bhd.	267,500	140
IOI Corp. Bhd.	25,600	27
Kuala Lumpur Kepong Bhd.	30,400	168
Malayan Banking Bhd.	294,800	599
Malaysia Airports Holdings Bhd.	65,700	136
Maxis Bhd.	100,700	135
Nestle Malaysia Bhd.	900	31
Petronas Chemicals Group Bhd.	95,600	172
Petronas Dagangan Bhd.	15,200	86
PPB Group Bhd.	40,900	177
Press Metal Aluminium Holdings Bhd.	135,100	153
Public Bank Bhd.	139,000	666
QL Resources Bhd.	66,400	114
Sime Darby Bhd.	264,100	142
Sime Darby Property Bhd.	237,300	48
SP Setia Bhd. Group	160,100	52
Telekom Malaysia Bhd.	107,300	92
Tenaga Nasional Bhd.	68,400	223
Top Glove Corp. Bhd.	150,600	160
Westports Holdings Bhd.	135,800	134
YTL Corp. Bhd.	273,400	60

		5,437

Mexico — 0.1%
Arca Continental SAB de CV	28,726	156
Coca-Cola Femsa SAB de CV	8,480	52
Fresnillo plc	2,664	22
Gruma SAB de CV, Class B	9,474	97
Infraestructura Energetica Nova SAB de CV (a)	23,651	94
Wal-Mart de Mexico SAB de CV	117,472	348

		769

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — 11.4%
ABN AMRO Bank NV, CVA, GDR (e)	5,606	99
Adyen NV (a) (e)	136	89
Aegon NV	277,376	1,152
Akzo Nobel NV	40,645	3,622
ASML Holding NV	5,595	1,388
Corbion NV	9,758	283
EXOR NV	1,421	95
Heineken Holding NV	16,720	1,664
Heineken NV	37,707	4,073
ING Groep NV	51,219	535
Koninklijke Ahold Delhaize NV	15,512	388
Koninklijke DSM NV	32,373	3,897
Koninklijke KPN NV	46,403	145
Koninklijke Philips NV	12,135	561
Koninklijke Vopak NV	938	48
NN Group NV	46,851	1,660
NXP Semiconductors NV	3,738	408
Prosus NV (a)	6,431	472
QIAGEN NV (a)	2,969	97
Randstad NV	1,610	79
Royal Dutch Shell plc, Class A	1,044,059	30,620
Royal Dutch Shell plc, Class B	898,322	26,550
Wolters Kluwer NV	3,665	267

		78,192

Norway — 1.3%
Aker BP ASA	1,376	37
Borregaard ASA	16,013	171
DNB ASA	12,614	222
Elkem ASA (e)	44,093	108
Equinor ASA	240,183	4,550
Gjensidige Forsikring ASA	31,158	618
Mowi ASA	63,657	1,470
Norsk Hydro ASA	17,593	62
Orkla ASA	110,904	1,009
Schibsted ASA, Class B	1,436	40
Telenor ASA	9,641	193
Yara International ASA	2,350	101

		8,581

Pakistan — 0.0% (g)
Habib Bank Ltd.	61,500	46
MCB Bank Ltd.	78,295	86

		132

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	4,368	66
Credicorp Ltd.	2,776	579

		645

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	77,840	79
Aboitiz Power Corp.	314,900	233
Alliance Global Group, Inc.	385,500	81
Bank of the Philippine Islands	174,560	313
BDO Unibank, Inc.	148,370	409
DMCI Holdings, Inc.	379,600	61
Globe Telecom, Inc.	3,315	117
GT Capital Holdings, Inc.	9,528	155
International Container Terminal Services, Inc.	149,000	347
Jollibee Foods Corp.	61,810	265
Manila Electric Co.	20,720	148
Megaworld Corp.	1,052,100	89
Metro Pacific Investments Corp.	1,346,000	129
Metropolitan Bank & Trust Co.	55,870	74
Robinsons Land Corp.	194,700	92
Security Bank Corp.	43,090	164
SM Investments Corp.	1,810	34
Universal Robina Corp.	32,660	98

		2,888

Poland — 0.0% (g)
Bank Polska Kasa Opieki SA	3,668	94
Cyfrowy Polsat SA	7,645	50

		144

Portugal — 0.3%
EDP—Energias de Portugal SA	33,541	130
Galp Energia SGPS SA	119,972	1,805
Jeronimo Martins SGPS SA	3,449	58

		1,993

Qatar — 0.2%
Barwa Real Estate Co.	208,933	192
Commercial Bank PSQC (The)	105,951	126
Masraf Al Rayan QSC	325,959	317
Qatar Electricity & Water Co. QSC	59,669	253
Qatar Islamic Bank SAQ	94,974	407
Qatar National Bank QPSC	65,585	348

		1,643

Russia — 0.0% (g)
Evraz plc	6,910	40
Rosneft Oil Co. PJSC (Registered), GDR	17,837	114

		154

Saudi Arabia — 0.3%
Al Rajhi Bank	9,861	166
Alinma Bank	54,582	327

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Bank AlBilad	15,290	108
Bank Al-Jazira	17,359	63
Bupa Arabia for Cooperative Insurance Co.	1,098	31
Etihad Etisalat Co. (a)	13,692	88
Jarir Marketing Co.	6,023	254
Saudi Airlines Catering Co.	4,307	100
Saudi Arabian Fertilizer Co.	5,076	109
Saudi Basic Industries Corp.	14,011	344
Saudi Electricity Co.	7,254	41
Saudi Telecom Co.	18,124	525
Yanbu National Petrochemical Co.	6,307	90

		2,246

Singapore — 0.8%
Ascendas Real Estate Investment Trust	245,600	555
BOC Aviation Ltd. (e)	27,000	249
CapitaLand Commercial Trust	264,200	396
CapitaLand Mall Trust	256,800	489
City Developments Ltd.	46,100	328
ComfortDelGro Corp. Ltd.	215,200	374
Golden Agri-Resources Ltd.	689,800	112
Keppel Corp. Ltd.	142,700	613
SATS Ltd.	69,200	243
Sembcorp Industries Ltd.	102,100	154
Singapore Exchange Ltd.	68,400	420
Singapore Press Holdings Ltd.	21,300	32
Singapore Technologies Engineering Ltd.	155,900	433
Suntec Real Estate Investment Trust	198,100	272
UOL Group Ltd.	46,900	255
Venture Corp. Ltd.	28,000	310

		5,235

South Africa — 0.1%
AngloGold Ashanti Ltd.	7,374	136
Bidvest Group Ltd. (The)	4,164	52
Fortress REIT Ltd., Class A	158,812	216
Gold Fields Ltd.	8,972	45
Investec plc	9,238	48
SPAR Group Ltd. (The)	2,600	33
Tiger Brands Ltd.	1,460	20
Vodacom Group Ltd.	13,522	107

		657

South Korea — 1.8%
BGF retail Co. Ltd.	774	127
BNK Financial Group, Inc.	26,203	157
Celltrion Pharm, Inc. (a)	1,592	47
Celltrion, Inc. (a)	268	37
Cheil Worldwide, Inc.	9,257	192
CJ CheilJedang Corp.	962	188

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — continued
CJ Corp.	1,358	93
CJ ENM Co. Ltd.	1,035	147
CJ Logistics Corp. (a)	1,540	186
Daelim Industrial Co. Ltd.	2,648	230
Daewoo Engineering & Construction Co. Ltd. (a)	17,680	71
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,571	91
DB Insurance Co. Ltd.	9,845	424
Doosan Bobcat, Inc.	4,723	140
E-MART, Inc.	2,371	224
Fila Korea Ltd.	5,060	245
GS Engineering & Construction Corp.	5,740	158
GS Holdings Corp.	4,867	205
GS Retail Co. Ltd.	3,558	123
Hanmi Pharm Co. Ltd.	620	143
Hanmi Science Co. ltd	1,752	58
Hanon Systems	18,063	181
Hanwha Chemical Corp.	9,897	148
Hanwha Corp.	3,998	84
Hanwha Life Insurance Co. Ltd.	39,791	79
HDC Hyundai Development Co-Engineering & Construction	2,479	68
Helixmith Co. Ltd. (a)	1,798	100
HLB, Inc. (a)	3,196	161
Hotel Shilla Co. Ltd.	3,002	216
Hyundai Department Store Co. Ltd.	1,351	88
Hyundai Engineering & Construction Co. Ltd.	7,393	286
Hyundai Glovis Co. Ltd.	477	62
Hyundai Heavy Industries Holdings Co. Ltd.	939	274
Hyundai Marine & Fire Insurance Co. Ltd.	9,750	215
Hyundai Mobis Co. Ltd.	168	35
Kangwon Land, Inc.	10,483	259
KCC Corp.	545	99
Kia Motors Corp.	3,246	124
Korea Aerospace Industries Ltd.	6,906	226
Korea Electric Power Corp.	3,026	65
Korea Gas Corp.	3,419	113
Korea Investment Holdings Co. Ltd.	3,967	249
Korean Air Lines Co. Ltd.	4,369	84
KT&G Corp.	5,572	492
Kumho Petrochemical Co. Ltd.	1,732	104
LG Innotek Co. Ltd.	1,344	128
Lotte Chemical Corp.	125	25
Lotte Corp.	684	21
Lotte Shopping Co. Ltd.	372	40
Medy-Tox, Inc.	487	146
Meritz Securities Co. Ltd.	29,041	122
Mirae Asset Daewoo Co. Ltd.	37,863	237
NAVER Corp.	1,243	163

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — continued
NCSoft Corp.	457	199
NH Investment & Securities Co. Ltd.	13,409	142
OCI Co. Ltd.	1,817	106
Orange Life Insurance Ltd. (e)	3,177	72
Orion Corp.	2,296	189
Ottogi Corp.	120	58
Pan Ocean Co. Ltd. (a)	26,441	101
Pearl Abyss Corp. (a)	627	104
POSCO Chemical Co. Ltd.	2,401	89
Posco International Corp.	4,908	78
S-1 Corp.	4,761	390
Samsung Biologics Co. Ltd. (a) (e)	137	35
Samsung Card Co. Ltd.	2,940	86
Samsung Electronics Co. Ltd.	6,655	272
Samsung Engineering Co. Ltd. (a)	15,087	212
Samsung Fire & Marine Insurance Co. Ltd.	1,330	248
Samsung Heavy Industries Co. Ltd. (a)	41,845	275
Samsung Life Insurance Co. Ltd.	3,673	218
Samsung Securities Co. Ltd.	6,049	178
Shinsegae, Inc.	723	158
SillaJen, Inc. (a)	5,969	41
SK Hynix, Inc.	2,281	157
SK Telecom Co. Ltd.	1,889	381
Woongjin Coway Co. Ltd.	5,975	423
Yuhan Corp.	874	167

		12,359

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	3,614	144
Aena SME SA (e)	894	164
Amadeus IT Group SA	5,829	418
Banco Bilbao Vizcaya Argentaria SA	88,479	461
Banco de Sabadell SA	77,108	75
Banco Santander SA	221,524	901
Bankia SA	16,292	31
Bankinter SA	9,550	60
CaixaBank SA	47,030	123
Cellnex Telecom SA (a) (e)	2,542	105
Endesa SA	4,353	114
Ferrovial SA	6,341	183
Grifols SA	4,093	121
Iberdrola SA	79,239	824
Industria de Diseno Textil SA	14,481	448
Mapfre SA	167,718	452
Naturgy Energy Group SA	4,234	112
Red Electrica Corp. SA	5,673	115
Repsol SA	348,819	5,440
Siemens Gamesa Renewable Energy SA	3,125	42
Telefonica SA	61,983	474

		10,807

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 1.0%
Alfa Laval AB	4,116	81
Assa Abloy AB, Class B	13,134	292
Atlas Copco AB, Class A	8,800	271
Atlas Copco AB, Class B	5,114	139
Boliden AB	3,692	85
Electrolux AB, Class B	2,956	70
Epiroc AB, Class A	8,593	93
Epiroc AB, Class B	5,414	56
Essity AB, Class B	59,191	1,727
Hennes & Mauritz AB, Class B	10,528	204
Hexagon AB, Class B	3,412	164
Hexpol AB	40,493	311
Husqvarna AB, Class B	5,547	42
ICA Gruppen AB	1,185	55
Industrivarden AB, Class C	2,223	49
Investor AB, Class B	5,969	292
Kinnevik AB, Class B	3,165	83
L E Lundbergforetagen AB, Class B	994	37
Lundin Petroleum AB	2,530	76
Sandvik AB	14,794	230
Securitas AB, Class B	4,103	63
Skandinaviska Enskilda Banken AB, Class A	21,327	196
Skanska AB, Class B	4,366	88
SKF AB, Class B	5,166	85
Svenska Handelsbanken AB, Class A	20,072	188
Swedbank AB, Class A	11,867	171
Swedish Match AB	24,703	1,022
Tele2 AB, Class B	6,544	97
Telefonaktiebolaget LM Ericsson, Class B	40,262	322
Telia Co. AB	35,856	160
Volvo AB, Class B	19,463	273

		7,022

Switzerland — 17.5%
ABB Ltd. (Registered)	24,150	475
Adecco Group AG (Registered)	2,074	115
Alcon, Inc. (a)	5,443	317
Baloise Holding AG (Registered)	7,569	1,356
Barry Callebaut AG (Registered)	310	639
Chocoladefabriken Lindt & Spruengli AG	158	1,167
Chocoladefabriken Lindt & Spruengli AG (Registered)	16	1,324
Cie Financiere Richemont SA (Registered)	6,840	501
Clariant AG (Registered) (a)	35,714	696
Coca-Cola HBC AG	28,890	944
Credit Suisse Group AG (Registered) (a)	33,438	409

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Dufry AG (Registered) (a)	600	50
EMS-Chemie Holding AG (Registered)	1,462	911
Geberit AG (Registered)	485	232
Givaudan SA (Registered)	1,648	4,600
Glencore plc (a)	143,870	434
Gurit Holding AG	59	79
Julius Baer Group Ltd. (a)	2,933	130
Kuehne + Nagel International AG (Registered)	706	104
LafargeHolcim Ltd. (Registered) (a)	6,362	313
Lonza Group AG (Registered) (a)	976	330
Nestle SA (Registered)	445,518	48,318
Novartis AG (Registered)	190,260	16,512
Pargesa Holding SA	505	39
Partners Group Holding AG	245	188
Roche Holding AG	62,266	18,130
Schindler Holding AG	534	119
Schindler Holding AG (Registered)	263	59
SGS SA (Registered)	70	174
Sika AG (Registered)	22,772	3,332
Sonova Holding AG (Registered)	728	169
STMicroelectronics NV	8,949	173
Straumann Holding AG (Registered)	135	110
Swatch Group AG (The)	383	102
Swatch Group AG (The) (Registered)	754	38
Swiss Life Holding AG (Registered)	5,314	2,541
Swiss Prime Site AG (Registered) (a)	994	97
Swiss Re AG	47,287	4,934
Swisscom AG (Registered)	339	167
Temenos AG (Registered) (a)	853	143
UBS Group AG (Registered) (a)	50,484	573
Vifor Pharma AG	4,034	645
Zurich Insurance Group AG	23,480	8,993

		120,682

Taiwan — 2.6%
Acer, Inc.	283,000	162
Advantech Co. Ltd.	38,000	334
Airtac International Group	12,000	143
Asia Cement Corp.	207,000	289
Asustek Computer, Inc.	32,000	213
AU Optronics Corp.	1,052,000	266
Cathay Financial Holding Co. Ltd.	54,000	71
Chailease Holding Co. Ltd.	113,150	457
Chicony Electronics Co. Ltd.	167,000	492
China Airlines Ltd.	244,000	71
China Development Financial Holding Corp.	260,000	77
China Life Insurance Co. Ltd. (a)	244,656	194
Chunghwa Telecom Co. Ltd.	238,000	851

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Compal Electronics, Inc.	472,000	272
E.Sun Financial Holding Co. Ltd.	410,307	347
Eclat Textile Co. Ltd.	18,000	242
Eva Airways Corp.	321,950	142
Evergreen Marine Corp. Taiwan Ltd. (a)	207,000	87
Far EasTone Telecommunications Co. Ltd.	340,000	794
Feng TAY Enterprise Co. Ltd.	31,700	227
First Financial Holding Co. Ltd.	1,234,750	867
Formosa Petrochemical Corp.	53,000	168
Formosa Plastics Corp.	36,000	110
Formosa Taffeta Co. Ltd.	79,000	86
Foxconn Technology Co. Ltd.	88,000	184
Giant Manufacturing Co. Ltd.	28,000	190
Highwealth Construction Corp. (a)	73,000	117
Hiwin Technologies Corp.	21,600	188
Hua Nan Financial Holdings Co. Ltd.	819,548	553
Innolux Corp.	923,000	196
Inventec Corp.	235,000	162
Lite-On Technology Corp., ADR	222,000	353
Mega Financial Holding Co. Ltd.	189,000	175
Micro-Star International Co. Ltd.	64,000	186
Nien Made Enterprise Co. Ltd.	15,000	131
Novatek Microelectronics Corp.	55,000	316
Phison Electronics Corp.	14,000	125
Pou Chen Corp.	212,000	272
Powertech Technology, Inc.	105,000	295
President Chain Store Corp.	39,000	365
Quanta Computer, Inc.	43,000	78
Realtek Semiconductor Corp.	45,000	334
Ruentex Development Co. Ltd. (a)	52,000	70
Ruentex Industries Ltd. (a)	33,000	71
Shin Kong Financial Holding Co. Ltd. (a)	993,000	300
SinoPac Financial Holdings Co. Ltd.	1,025,000	400
Standard Foods Corp.	65,000	130
Synnex Technology International Corp.	307,000	359
TaiMed Biologics, Inc. (a)	16,000	77
Taishin Financial Holding Co. Ltd.	922,217	412
Taiwan Business Bank	843,500	346
Taiwan Cement Corp.	465,726	595
Taiwan Cooperative Financial Holding Co. Ltd.	1,373,400	907
Taiwan High Speed Rail Corp.	300,000	341
Taiwan Mobile Co. Ltd.	230,000	830
Taiwan Semiconductor Manufacturing Co. Ltd.	63,000	560
Tatung Co. Ltd. (a)	177,000	97
Uni-President Enterprises Corp.	13,000	31
United Microelectronics Corp.	79,000	34
Vanguard International Semiconductor Corp.	85,000	171

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Walsin Technology Corp.	31,000	175
Win Semiconductors Corp.	32,000	286
Winbond Electronics Corp.	285,000	164
Wistron Corp.	272,000	220
WPG Holdings Ltd.	232,000	285
Zhen Ding Technology Holding Ltd.	51,000	183

		18,226

Thailand — 1.1%
Advanced Info Service PCL, NVDR	32,500	234
Airports of Thailand PCL, NVDR	266,500	652
Bangkok Dusit Medical Services PCL, NVDR	554,100	438
Bangkok Expressway & Metro PCL	1,742,400	616
Banpu PCL, NVDR	430,600	166
BTS Group Holdings PCL, NVDR	1,892,700	829
Bumrungrad Hospital PCL, NVDR	90,200	377
Central Pattana PCL, NVDR	18,200	40
CP ALL PCL, NVDR	221,800	589
Electricity Generating PCL, NVDR	56,400	662
Energy Absolute PCL, NVDR	159,500	250
Gulf Energy Development PCL, NVDR	50,600	265
Home Product Center PCL, NVDR	368,000	206
Intouch Holdings PCL, NVDR	55,500	119
IRPC PCL, NVDR	1,526,900	184
Kasikornbank PCL, NVDR	22,600	116
Krung Thai Bank PCL, NVDR	421,300	237
Land & Houses PCL, NVDR	790,600	248
Minor International PCL, NVDR	48,200	59
Muangthai Capital PCL, NVDR	60,400	113
PTT Global Chemical PCL, NVDR	20,300	36
Ratch Group PCL, NVDR	70,800	165
Robinson PCL, NVDR	75,500	157
Siam Cement PCL (The), NVDR	7,000	93
Thai Union Group PCL, NVDR	426,300	233
TMB Bank PCL, NVDR	1,089,600	56
Total Access Communication PCL, NVDR	69,800	131

		7,271

United Arab Emirates — 0.2%
DP World plc	4,942	69
Dubai Islamic Bank PJSC	58,557	84
Emaar Development PJSC	27,302	31
Emirates Telecommunications Group Co. PJSC	98,899	444
First Abu Dhabi Bank PJSC	151,903	623
NMC Health plc	1,256	42

		1,293

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — 17.9%
3i Group plc	12,751	183
Admiral Group plc	2,506	65
Anglo American plc	13,809	317
Ashtead Group plc	6,121	170
Associated British Foods plc	51,701	1,464
AstraZeneca plc	116,258	10,381
Auto Trader Group plc (e)	11,880	74
Aviva plc	51,325	252
BAE Systems plc	41,968	294
Barclays plc	225,874	416
Barratt Developments plc	13,584	108
Berkeley Group Holdings plc	1,556	80
BP plc	4,879,811	30,893
British American Tobacco plc	333,789	12,327
British Land Co. plc (The)	12,199	88
BT Group plc	110,527	242
Bunzl plc	4,535	119
Burberry Group plc	5,392	144
Centrica plc	74,886	68
CNH Industrial NV	13,273	135
Coca-Cola European Partners plc	34,241	1,899
Compass Group plc	20,784	535
Croda International plc	22,934	1,370
Diageo plc	345,708	14,122
Direct Line Insurance Group plc	18,175	67
easyJet plc	2,277	32
Elementis plc	95,530	174
Ferguson plc	3,041	222
Fiat Chrysler Automobiles NV	14,224	184
G4S plc	20,617	48
GlaxoSmithKline plc	442,057	9,475
Halma plc	4,967	120
Hargreaves Lansdown plc	3,694	94
HSBC Holdings plc	266,020	2,038
Imperial Brands plc	139,180	3,125
Informa plc	16,404	172
InterContinental Hotels Group plc	2,266	141
Intertek Group plc	2,115	142
ITV plc	48,346	75
J Sainsbury plc	22,742	61
John Wood Group plc	9,117	43
Johnson Matthey plc	34,520	1,297
Kingfisher plc	28,032	71
Land Securities Group plc	9,071	96
Legal & General Group plc	78,114	238
Lloyds Banking Group plc	936,607	621
London Stock Exchange Group plc	4,123	370
Marks & Spencer Group plc	25,478	58
Meggitt plc	10,572	82

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	63,664	158
Merlin Entertainments plc (e)	10,020	56
Micro Focus International plc	4,731	66
Mondi plc	6,363	122
National Grid plc	44,709	484
Next plc	1,775	135
Ocado Group plc (a)	5,948	97
Pearson plc	10,223	93
Persimmon plc	4,174	111
Prudential plc	33,547	608
Reckitt Benckiser Group plc	69,157	5,400
RELX plc	25,807	613
Rentokil Initial plc	24,234	139
Rio Tinto plc	14,988	779
Rolls-Royce Holdings plc (a)	22,462	218
Royal Bank of Scotland Group plc	63,379	162
RSA Insurance Group plc	13,342	88
Sage Group plc (The)	14,211	121
Scapa Group plc	25,534	68
Schroders plc	1,626	61
Segro plc	14,326	143
Severn Trent plc	3,106	83
Smith & Nephew plc	11,463	276
Smiths Group plc	5,189	100
Spirax-Sarco Engineering plc	965	93
SSE plc	13,544	207
St James’s Place plc	6,946	84
Standard Chartered plc	36,588	307
Standard Life Aberdeen plc	31,801	112
Synthomer plc	55,942	223
Taylor Wimpey plc	44,414	88
Tesco plc	128,337	379
Unilever NV	142,297	8,545
Unilever plc	108,400	6,515
United Utilities Group plc	8,786	89
Victrex plc	14,290	378
Vodafone Group plc	352,435	702
Weir Group plc (The)	3,342	59
Whitbread plc	1,738	92
Wm Morrison Supermarkets plc	31,819	78
WPP plc	16,536	207

		123,131

United States — 0.0% (g)
Bausch Health Cos., Inc. (a)	6,215	136
Carnival plc	2,147	89
Nexteer Automotive Group Ltd.	84,000	69

		294

Total Common Stocks (Cost $686,944)		681,252

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — 0.4%
Brazil — 0.0% (g)
Telefonica Brasil SA		4,744	63

Colombia — 0.0% (g)
Grupo de Inversiones Suramericana SA		3,304	28

Germany — 0.4%
Bayerische Motoren Werke AG		730	40
FUCHS PETROLUB SE		911	34
Henkel AG & Co. KGaA		17,389	1,721
Porsche Automobil Holding SE		1,996	129
Sartorius AG		466	85
Volkswagen AG		2,432	414

			2,423

Russia — 0.0% (g)
Transneft PJSC		10	23

Total Preferred Stocks (Cost $2,537)			2,537

	NUMBER OF RIGHTS
Right — 0.0% (g)
Thailand — 0.0% (g)
TMB Bank PCL, expiring 12/31/2049 (a) (bb) (Cost $0)		754,292	4

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Barclays SA, 1.25%, 10/01/2019		108	108
BNP Paribas SA,
(0.67%), 10/01/2019	EUR	625	681
1.25%, 10/01/2019		106	106
2.20%, 10/02/2019	HKD	927	118
Brown Brothers Harriman,
(1.62%), 10/01/2019	CHF	456	457
(0.85%), 10/01/2019	DKK	112	16
(0.67%), 10/01/2019	EUR	15	17
(0.51%), 10/01/2019	SEK	85	9
0.38%, 10/01/2019	GBP	30	37
0.50%, 10/01/2019	NOK	147	16
0.79%, 10/01/2019	SGD	48	35

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
0.84%, 10/01/2019	CAD	70	52
1.25%, 10/01/2019		15	15
5.40%, 10/01/2019	ZAR	121	8
Citibank NA,
(0.67%), 10/01/2019	EUR	339	370
0.38%, 10/01/2019	GBP	988	1,215
1.25%, 10/01/2019		2,455	2,455

Total Short-Term Investments (Cost $5,715)			5,715

Total Investments — 100.1% (Cost $695,196)*			689,508
Liabilities in Excess of Other Assets — (0.1)%			(386)

NET ASSETS — 100.0%			$689,122

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares, rights and Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	26	12/2019	EUR	998	10
FTSE 100 Index	10	12/2019	GBP	897	10
MSCI Emerging Markets Index	34	12/2019	USD	1,733	(30)

Total unrealized appreciation (depreciation)					(10)

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, September 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil & Gas	21.1%
Pharmaceuticals	12.3%
Food	10.7%
Insurance	9.9%
Beverages	6.3%
Banks	4.5%
Chemicals	4.4%
Cosmetics/Personal Care	3.7%
Agriculture	2.6%
Telecommunications	1.9%
Diversified Financial Services	1.4%
Retail	1.3%
Electric	1.3%
Household Products/Wares	1.3%
Others (Each less than 1.0%)	16.5%
Short-Term Investments	0.8%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$4,740	$—	$—	$4,740
Communications	261,322	—	—	261,322
Consumer Cyclical	22,357	—	—	22,357
Consumer Non-cyclical	418,165	—	—	418,165
Energy	86,614	—	—	86,614
Financial	171,687	—	—	171,687
Industrial	59,394	—	—	59,394
Technology	209,462	—	—	209,462
Utilities	10,280	—	—	10,280

Total Common Stocks	1,244,021	—	—	1,244,021

Short-Term Investments
Time Deposits	—	2,200	—	2,200

Total Investments in Securities	$1,244,021	$2,200	$—	$1,246,221

Depreciation in Other Financial Instruments
Futures contracts	$(17)	$—	$—	$(17)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$649	$—	$649
Austria	—	2,194	—	2,194
Belgium	137	14,781	—	14,918
Brazil	1,190	—	—	1,190
Canada	28,210	—	—	28,210
Chile	1,479	61	—	1,540
China	3,343	15,409	146	18,898
Colombia	30	—	—	30
Czech Republic	—	245	—	245
Denmark	—	15,810	—	15,810
Egypt	215	—	—	215
Finland	96	4,798	—	4,894
France	509	82,976	—	83,485
Germany	893	46,411	—	47,304
Greece	—	243	—	243
Hong Kong	793	14,107	—	14,900
Hungary	225	252	—	477
India	774	9,399	2	10,175
Indonesia	—	3,487	—	3,487
Ireland	2,983	1,025	—	4,008
Isle of Man	—	69	—	69
Italy	23	17,478	—	17,501
Luxembourg	65	506	—	571
Macau	—	438	—	438
Malaysia	86	5,351	—	5,437
Mexico	747	22	—	769
Netherlands	1,163	77,029	—	78,192
Norway	—	8,581	—	8,581
Pakistan	46	86	—	132
Peru	645	—	—	645
Philippines	270	2,618	—	2,888
Poland	—	144	—	144
Portugal	—	1,993	—	1,993
Qatar	660	983	—	1,643
Russia	—	154	—	154
Saudi Arabia	—	2,246	—	2,246
Singapore	—	5,235	—	5,235
South Africa	216	441	—	657
South Korea	841	11,518	—	12,359
Spain	—	10,807	—	10,807
Sweden	—	7,022	—	7,022
Switzerland	1,403	119,279	—	120,682
Taiwan	830	17,396	—	18,226
Thailand	—	7,271	—	7,271
United Arab Emirates	444	849	—	1,293
United Kingdom	2,190	120,941	—	123,131
United States	136	158	—	294

Total Common Stocks	50,642	630,462	148	681,252

Preferred Stocks
Brazil	63	—	—	63
Colombia	28	—	—	28
Germany	—	2,423	—	2,423
Russia	23	—	—	23

Total Preferred Stocks	114	2,423	—	2,537

Right
Thailand	—	—	4	4
Short-Term Investments
Time Deposits	—	5,715	—	5,715

Total Investments in Securities	$50,756	$638,600	$152	$689,508

Appreciation in Other Financial Instruments
Futures contracts	$20	$—	$—	$20

Depreciation in Other Financial Instruments
Futures contracts	$(30)	$—	$—	$(30)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures contracts to gain or reduce exposure to the stock market, to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOIs.

The use of futures contracts exposes the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(2) Forward Foreign Currency Exchange Contracts — Six Circles Managed Equity Portfolio International Unconstrained Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.